Consolidated Statements of Shareholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash dividends declared per share (in Dollars per share)	0.05		0.45
Treasury Stock [Member]
Shares of treasury stock sold	626	790	1,123